Business combinations and acquisition of non-controlling interests - P2D (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs		R$ 13,159
P2D
Business combinations and acquisition of non-controlling interests
Percentage of voting interest acquired	100.00%
Purchase consideration transferred	R$ 780,571		R$ 780,571
Cash paid	788,985		788,985
Acquisition price adjustment	8,414		8,414
Goodwill recorded on acquisition	R$ 560,075		560,075
Transaction costs			13,629
P2D | General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs			R$ 13,629